Segment Information	12 Months Ended
Sep. 30, 2011
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
Segment Information

Operations for the Company are managed via two segments - Personal Care (Wet Shave, Skin Care, Feminine Care and Infant Care) and Household Products (Battery and Lighting Products). On November 23, 2010, which is in the first fiscal quarter of 2011, we completed the acquisition of American Safety Razor (ASR). ASR is a leading global manufacturer of private label/value wet shaving razors and blades, and industrial and specialty blades and is part of the Company’s Personal Care segment. Segment performance is evaluated based on segment operating profit, exclusive of general corporate expenses, share-based compensation costs, costs associated with most restructuring, integration or business realignment activities, including the Household Products restructuring activities in fiscal 2011 and amortization of intangible assets. Financial items, such as interest income and expense, are managed on a global basis at the corporate level.

The Company’s operating model includes a combination of stand-alone and combined business functions between the Personal Care and Household Products businesses, varying by country and region of the world. Shared functions include product warehousing and distribution, various transaction processing functions, and in some countries, a combined sales force and management. Such allocations do not represent the costs of such services if performed on a stand-alone basis. The Company applies a fully allocated cost basis, in which shared business functions are allocated between the businesses.

The reduction in gross profit associated with the write-up and subsequent sale of the inventory acquired in the ASR acquisition in November 2010, which was $7.0 for fiscal 2011 and the shave preparation acquisition in June 2009, which was $3.7 for fiscal 2009, as well as the related expenses and integration costs for each of the acquisitions are not reflected in the Personal Care segment, but rather presented below segment profit, as they are non-recurring items directly associated with the acquisition. Such presentation reflects management’s view on how it evaluates segment performance.

For the year ended September 30, 2011, the Company recorded expense of $1.8 related to the devaluation of its net monetary assets in Venezuela as a result of accounting for the translation of this affiliate under the accounting rules governing a highly inflationary economy. These results reflect an exchange rate of 5.6 Venezuelan Bolivar Fuerte to one U.S. dollar. In the prior fiscal year, the Company recorded a pre-tax loss of $18.3 due primarily to the devaluation of our Venezuela affiliates' U.S. dollar based intercompany payable as a result of the official devaluation of the exchange rate between the U.S. dollar and the Venezuelan Bolivar Fuerte. These impacts, which are included in Other financing on the Consolidated Statements of Earnings and Comprehensive Income, are not considered in the evaluation of segment profit. However, normal operating results in Venezuela, such as sales, gross profit and spending, have been negatively impacted in fiscal 2011 on a comparative basis to fiscal 2010 by translating at less favorable exchange, primarily in the first fiscal quarter of 2011, and by the impact of unfavorable economic conditions in the country. These operating results remain part of the reported segment totals. The segment impacts of the Venezuela devaluation and the unfavorable economic impact on operating results are shown separately in the tables provided in the division discussions.

On May 19, 2011, the Company completed the issuance of $600.0 principal amount of 4.7% Senior Notes due May 2021, with interest paid semi-annually beginning November, 2011. The vast majority of the proceeds of the offering were used to repay existing indebtedness including the early redemption of certain private placement notes. The early retirement of the certain private placement notes resulted in the payment of “make whole” premiums totaling $19.9, pre-tax, which are reflected as a separate line item on the Consolidated Statements of Earnings as well as the reconciliation of segment results to total earnings before income taxes included in this footnote. See Note 12 to the Consolidated Financial Statements for further details.

In the fourth quarter of fiscal 2009, the Company implemented a voluntary employee retirement option (VERO) for eligible U.S. colleagues. The decision to accept the cash benefits offered under the VERO was at the election of the colleague and was irrevocable. Payments under the VERO were cash only, and did not include any enhancement to pension or retirement benefits. In addition, the Company implemented a RIF program primarily in the U.S., to further adjust the organizational structure. The total charge for the VERO and RIF in the fourth quarter of fiscal 2009 was $38.6 and was included in SG&A. This program, which was primarily in the Household Products business is presented as a separate line below segment profit.

Also in fiscal 2009, we recorded a favorable adjustment of $24.1 resulting from a change in the policy under which colleagues earn and vest in the Company’s paid time off (PTO) benefit. Prior to the change, colleagues were granted and vested in their total PTO days at the beginning of the calendar year, and received a cash payment for unused days in the event of termination during the year. As such, the value of a full year of PTO, net of days used, was accrued at any given balance sheet date. As part of a review of certain benefit programs, this policy was revised in fiscal 2009 to a more “market” policy for PTO. The revised policy has an “earn as you go” approach, under which colleagues earn current-year PTO on a pro-rata basis as they work during the year. As a result of this change, any previously earned and vested benefit under the prior policy was forfeited, and the required liability at the date of the policy change was adjusted to reflect the revised benefit. This favorable adjustment is not reflected in the Household Products or Personal Care segments, but rather presented as a separate line item below segment profit as it is not considered operational in nature.

The presentation for inventory write-up, acquisition integration and other costs, cost of early debt retirements, VERO/RIF costs and favorable PTO adjustment reflects management’s view on how it evaluates segment performance.

Corporate assets shown in the following table include all cash and cash equivalents, financial instruments and deferred tax assets that are managed outside of operating segments.

Net Sales	2011	2010	2009
Personal Care	$2,449.7	$2,048.6	$1,890.3
Household Products	2,196.0	2,199.7	2,109.5
Total net sales	$4,645.7	$4,248.3	$3,999.8

	2011	2010	2009
Operating Profit
Personal Care	$408.4	$366.6	$341.1
Household Products	410.6	451.1	398.6
Total operating profit	819.0	817.7	739.7
General corporate and other expenses	(119.9)	(108.4)	(97.4)
Household Products restructuring	(79.0)	—	—
ASR transaction costs/integration	(13.5)	(0.5)	—
Venezuela devaluation/other impacts	(1.8)	(18.3)	—
Cost of early debt retirements	(19.9)	—	—
VERO/RIF	—	—	(38.6)
PTO policy change	—	—	24.1
Acquisition inventory valuation	(7.0)	—	(3.7)
Amortization	(21.3)	(13.6)	(13.1)
Interest and other financing items	(150.6)	(133.5)	(165.7)
Total earnings before income taxes	$406.0	$543.4	$445.3

Depreciation and Amortization
Personal Care	$78.9	$57.9	$50.9
Household Products	63.5	65.8	65.6
Total segment depreciation and amortization	142.4	123.7	116.5
Corporate	38.9	15.5	13.9
Total depreciation and amortization	$181.3	$139.2	$130.4

Total Assets
Personal Care	$1,318.0	$1,156.6
Household Products	1,257.5	1,299.1
Total segment assets	2,575.5	2,455.7
Corporate	734.4	841.6
Goodwill and other intangible assets, net	3,353.5	3,090.6
Total assets	$6,663.4	$6,387.9

Capital Expenditures
Household Products	$61.0	$69.2	$80.8
Personal Care	36.6	38.2	56.9
Total segment capital expenditures	97.6	107.4	137.7
Corporate	0.4	1.3	2.0
Total capital expenditures	$98.0	$108.7	$139.7

Geographic segment information on a legal entity basis:

	2011	2010	2009
Net Sales to Customers
United States	$2,341.9	$2,196.8	$2,100.1
International	2,303.8	2,051.5	1,899.7
Total net sales	$4,645.7	$4,248.3	$3,999.8

Long-Lived Assets
United States	$615.6	$532.3
Germany	93.3	106.2
Singapore	81.7	79.6
Other International	126.7	149.7
Total long-lived assets	$917.3	$867.8

The Company’s international net sales are derived from customers in numerous countries, with sales to customers in Canada representing 5.3%, 5.7% and 5.1% of the Company’s total net sales in fiscal 2011, 2010 and 2009, respectively. Net sales to customers in all other single foreign countries represented less than 5% of the Company’s total net sales for each of the three years presented.

Supplemental product information is presented below for net sales:

	2011	2010	2009
Net Sales
Wet Shave	$1,637.4	$1,265.1	$1,118.1
Alkaline batteries	1,311.7	1,327.9	1,264.3
Other batteries and lighting products	884.3	871.8	845.2
Skin Care	417.6	383.0	364.0
Feminine Care	195.1	198.8	214.1
Infant Care	198.0	201.7	194.1
Other personal care products	1.6	—	—
Total net sales	$4,645.7	$4,248.3	$3,999.8